Financial Instruments (Undiscounted Contractual Maturities) (Details) - CAD ($) $ in Millions		Aug. 31, 2019		Aug. 31, 2018	Aug. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings		$ 40		$ 40	$ 0
Accounts payable and accrued liabilities		1,015	[1]	970	$ 909
Other long-term liabilities		3
Long-term debt repayable at maturity		5,350		4,350
Interest payable		2,505
Accrued interest and dividends		244		$ 227
Within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings		40
Accounts payable and accrued liabilities	[1]	1,015
Other long-term liabilities		0
Long-term debt repayable at maturity		1,251
Interest payable		217
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings		0
Accounts payable and accrued liabilities	[1]	0
Other long-term liabilities		1
Long-term debt repayable at maturity		802
Interest payable		360
3-5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings		0
Accounts payable and accrued liabilities	[1]	0
Other long-term liabilities		1
Long-term debt repayable at maturity		1,002
Interest payable		320
Over 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings		0
Accounts payable and accrued liabilities	[1]	0
Other long-term liabilities		1
Long-term debt repayable at maturity		2,295
Interest payable		$ 1,608

[1]	Includes accrued interest and dividends of $ 244 .